UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period: 8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 68.2%
	AUTO MANUFACTURERS - 0.2%
1,000,000	Daimler Finance North America LLC (a,b)	0.8563	3/28/2014	1,001,002

	AUTO PARTS & EQUIPMENT - 1.1%
5,000,000	Goodyear Tire & Rubber Co.	10.5000	5/15/2016	5,493,750

	AUTOMOBILE ABS - 0.7%
100,000	Hertz Vehicle Financing LLC 2009-2A A1 (b)	4.2600	3/25/2014	103,998
3,000,000	Hertz Vehicle Financing LLC 2009-2A B1 (b)	4.9400	3/25/2016	3,116,741
				3,220,739
	BANKS - 22.3%
4,000,000	Bank of America Corp.	7.3750	5/15/2014	4,345,680
2,000,000	BankBoston Capital Trust III (a)	0.9970	6/15/2027	1,332,848
1,000,000	BB&T Corp. (a)	0.9526	4/28/2014	998,099
1,000,000	BB&T Corp.	2.0500	4/28/2014	1,012,040
5,000,000	Citigroup, Inc. (a)	0.5218	6/9/2016	4,115,850
2,000,000	Citigroup, Inc. (a)	0.5483	11/5/2014	1,861,080
5,000,000	Dexia Banque Internationale a Luxembourg SA (a)	0.9658	7/5/2016	4,239,265
7,000,000	Fifth Third Bancorp (a)	0.6665	12/20/2016	6,307,490
2,000,000	JPMorgan Chase & Co. (a)	0.9970	5/2/2014	1,974,640
5,000,000	JPMorgan Chase & Co.	3.1500	7/5/2016	5,060,250
1,200,000	JPMorgan Chase & Co. (a)	5.4431	11/1/2011	1,227,480
4,000,000	JPMorgan Chase Bank NA	0.5795	6/13/2016	3,695,040
5,000,000	National City Bank/Cleveland OH (a)	0.6220	6/7/2017	4,558,200
10,000,000	National City Preferred Capital Trust I (a)	12.0000	Perpetual	10,869,880
4,500,000	Nordea Bank AB (a)	8.3750	Perpetual	4,657,500
5,750,000	Regions Financial Corp.	4.8750	4/26/2013	5,591,875
6,935,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	6,832,917
3,800,000	Royal Bank Of Scotland NV (a)	0.9518	3/9/2015	3,002,000
5,000,000	Royal Bank of Scotland PLC (a)	0.5190	8/29/2017	4,031,440
10,000,000	USB Capital IX (a)	3.5000	Perpetual	7,543,300
9,700,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	8,523,875
1,000,000	Wachovia Corp. (a)	0.4756	3/1/2012	999,760
2,500,000	Wachovia Corp. (a)	0.5929	10/28/2015	2,320,625
2,000,000	Wachovia Corp. (a)	0.6193	10/15/2016	1,782,800
2,000,000	Wells Fargo Capital XIII (a)	7.7000	Perpetual	2,030,000
9,050,000	Wells Fargo Capital XV (a)	9.7500	Perpetual	9,389,375
				108,303,309
	BEVERAGES - 0.2%
1,000,000	Anheuser-Bush In Bes Worldwide, Inc. (a)	0.6090	7/14/2014	1,000,830

	COAL - 2.9%
6,810,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	7,584,637
1,000,000	Bumi Capital Pte Ltd.	12.0000	11/10/2016	1,113,750
4,700,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	5,170,000
				13,868,387
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	COMMERCIAL SERVICES - 3.2%
3,800,000	Block Financial LLC	7.8750	1/15/2013	3,986,808
3,300,000	Moody's Corp.	5.5000	9/1/2020	3,434,178
6,800,000	National Money Mart Co.	10.3750	12/15/2016	7,131,500
1,000,000	Western Union Co.	6.5000	2/26/2014	1,109,740
				15,662,226
	DIVERSIFIED FINANCIAL SERVICES - 13.9%
1,000,000	Bear Stearns Cos. LLC	6.9500	8/10/2012	1,056,700
2,000,000	Ford Credit Canada Ltd.	7.5000	8/18/2015	2,192,355
12,600,000	Ford Motor Credit Co. LLC (a)	2.9961	1/13/2012	12,584,250
2,000,000	General Electric Capital Corp. (a)	0.4458	1/8/2016	1,862,440
6,000,000	General Electric Capital Corp. (a)	0.4462	11/30/2016	5,581,320
4,500,000	General Electric Capital Corp. (a)	0.5070	9/15/2014	4,323,600
4,000,000	General Electric Capital Corp. (a)	0.5665	12/20/2016	3,674,000
11,475,000	Goldman Sachs Capital II (a)	5.7930	Perpetual	8,319,375
7,000,000	Goldman Sachs Group, Inc. (a)	0.6965	3/22/2016	6,237,980
3,065,000	Goldman Sachs Group, Inc. (a)	0.8458	9/29/2014	2,861,331
4,000,000	HSBC Finance Corp. (a)	0.5230	4/24/2012	3,984,480
2,000,000	HSBC Finance Corp. (a)	0.7556	6/1/2016	1,813,640
4,396,000	MBNA Capital B (a)	1.0540	2/1/2027	2,985,258
1,000,000	Morgan Stanley (a)	0.4961	1/9/2012	996,940
5,000,000	Morgan Stanley (a)	0.6998	10/18/2016	4,298,250
4,000,000	Morgan Stanley (a)	0.7293	10/15/2015	3,608,320
1,500,000	Sears Roebuck Acceptance Corp.	6.7000	4/15/2012	1,505,625
				67,885,864
	ELECTRIC - 2.0%
3,000,000	Intergen NV (b)	9.0000	6/30/2017	3,078,750
1,675,000	NRG Energy, Inc.	7.3750	1/15/2017	1,729,438
5,000,000	NRG Energy, Inc. (b)	7.6250	5/15/2019	4,706,250
500,000	NRG Energy, Inc. (b)	7.8750	5/15/2021	470,000
				9,984,438
	ENVIRONMENTAL CONTROL - 0.6%
3,000,000	Clean Harbors, Inc.	7.6250	8/15/2016	3,165,000

	FOOD - 0.2%
1,000,000	Kraft Foods, Inc.	5.6250	11/1/2011	1,006,340

	FOREIGN GOVERNMENT - 5.7%
2,000,000	Venezuela Government International Bond	6.0000	12/9/2020	1,195,000
2,200,000	Venezuela Government International Bond	7.7500	10/13/2019	1,512,500
4,300,000	Venezuela Government International Bond	8.2500	10/13/2024	2,784,250
17,850,000	Venezuela Government International Bond	10.7500	9/19/2013	17,693,812
5,300,000	Venezuela Government International Bond	12.7500	8/23/2022	4,618,950
				27,804,512
	HEALTHCARE-SERVICES - 2.1%
5,150,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	5,143,562
3,000,000	Coventry Health Care, Inc.	5.8750	1/15/2012	3,050,160
1,000,000	Johnson & Johnson	2.1500	5/15/2016	1,040,230
1,000,000	Johnson & Johnson (a)	0.3762	5/15/2014	999,420
				10,233,372

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	INSURANCE - 5.3%
10,200,000	Aegon NV (a)	3.1690	Perpetual	5,355,000
1,000,000	Ambac Financial Group, Inc. (c)	6.1500	2/7/2087	10,000
1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,518,896
1,000,000	Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,004,140
15,500,000	ING Capital Funding Trust III (a)	3.8458	Perpetual	13,397,983
2,500,000	MetLife, Inc. (a)	1.5194	8/6/2013	2,512,700
2,000,000	Principal Life Income Funding Trusts (a)	0.4494	11/8/2013	1,954,740
				25,753,459
	INTERNET- 0.2%
1,000,000	Google, Inc.	2.1250	5/19/2016	1,030,720

	LODGING - 1.1%
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,368,750

	MACHINERY-DIVERSIFIED - 0.5%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,175,000

	MEDIA - 0.3%
1,700,000	DISH DBS Corp.	7.1250	2/1/2016	1,725,500

	MISCELLANEOUS MANUFACTURING - 0.2%
700,000	Bombardier, Inc. (b)	7.7500	3/15/2020	763,875

	MUNICIPAL - 1.2%
1,100,000	County of Wayne MI	10.0000	12/1/2040	1,146,728
2,750,000	Michigan Finance Authority	6.4500	2/20/2012	2,820,812
1,750,000	Michigan Finance Authority	6.6500	3/20/2012	1,806,035
				5,773,575
	OIL & GAS - 2.7%
2,000,000	BP Capital Markets PLC	2.7500	2/27/2012	2,012,480
5,800,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	6,604,750
4,225,000	Tesoro Corp.	6.2500	11/1/2012	4,415,125
				13,032,355
	PHARMACEUTICALS - 0.5%
1,000,000	Pfizer Incorporated	5.3500	3/15/2015	1,138,040
1,000,000	Wyeth	5.5000	2/15/2016	1,154,710
				2,292,750
	REAL ESTATE - 0.4%
1,800,000	OnBoard Capital Co. (d,e)	8.5000	Perpetual	1,800,000

	SAVINGS & LOANS - 0.3%
1,500,000	Amsouth Bank/Birmingham AL	4.8500	4/1/2013	1,419,375

	TELECOMMUNICATIONS - 0.4%
750,000	AT&T, Inc.	2.4000	8/15/2016	756,015
1,000,000	AT&T, Inc.	6.7000	11/15/2013	1,113,329
				1,869,344

	TOTAL BONDS & NOTES (Cost - $339,138,120)			331,634,472

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
283,416	Federal Home Loan Mortgage Corp. Series 3107 YO (f,g,h)	0.0000	2/15/2036	250,906
146,343	Federal Home Loan Mortgage Corp. Series 3213 OB (f,g,h)	0.0000	9/15/2036	142,807
145,506	Federal Home Loan Mortgage Corp. Series 3213 OH (f,g,h)	0.0000	9/15/2036	117,339
5,000	United States Treasury Strip Coupon (i)	0.0000	11/15/2015	4,841
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $535,406)			515,893

	CONVERTIBLE BONDS - 5.8%
	COAL - 2.8%
5,700,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	6,191,625
6,500,000	Peabody Energy Corp.	4.7500	12/15/2041	7,645,625
				13,837,250
	MACHINERY-DIVERSIFIED - 1.0%
3,700,000	AGCO Corp.	1.2500	12/15/2036	4,564,875

	OIL & GAS - 0.8%
3,950,000	Transocean, Inc.	1.5000	12/15/2037	3,861,125

	REITS - 0.4%
2,000,000	Prologis	2.2500	4/1/2037	1,992,500

	RETAIL - 0.8%
3,000,000	Coinstar, Inc.	4.0000	9/1/2014	4,046,250

	TOTAL CONVERTIBLE BONDS (Cost - $29,521,813)			28,302,000

Shares		Dividend Rate (%)
	AUCTION RATE PREFERRED STOCKS - 1.1%
114	Boulder Growth & Income Fund, Inc. (d,e,j)	1.4580		2,850,000
7	Eaton Vance Floating-Rate Income Trust (d,e,j)	1.4580		175,000
15	Eaton Vance Floating-Rate Income Trust (d,e,j)	1.4600		375,000
39	Eaton Vance Senior Floating-Rate Trust (d,e,j)	0.1670		975,000
27	Eaton Vance Senior Floating-Rate Trust (d,e,j)	0.1820		675,000
7	Neuberger Berman Real Estate Securities Income Fund, Inc. (d,e,j)	0.1640		175,000
	TOTAL AUCTION RATE PREFERRED STOCKS - (Cost - $5,225,000)			5,225,000

	MUTUAL FUND - 1.3%
	CONVERTIBLE FUND - 1.3%
270,000	Fidelity Convertible Securities Fund			6,388,200
	TOTAL MUTUAL FUNDS (Cost - $6,338,400)

	COMMON STOCK - 0.0%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
6,909	Federal National Mortgage Association (h,k)			2,073
	TOTAL COMMON STOCK (Cost - $66,498)

	PREFERRED STOCK - 2.8%
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
310,000	Citigroup Capital XIII (a)	7.8750	10/30/2040	8,072,400
200,000	JPMorgan Chase Capital XXVI (a)	8.0000	5/15/2048	5,182,000
				13,254,400
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
200,000	Federal National Mortgage Association (h,k)	8.2500		410,000

	TOTAL PREFERRED STOCK (Cost - $15,701,053)			13,664,400

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Shares				Value ($)
	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUND - 12.2%
59,574,107	Fifth Third US Treasury Money Market Fund			59,574,105
	TOTAL SHORT-TERM INVESTMENTS (Cost - $59,574,105)

	TOTAL INVESTMENTS - 91.5% (Cost - $456,100,395) (l)			$ 445,306,143
	OTHER ASSETS LESS LIABILITIES - 8.5%			41,367,806
	NET ASSETS - 100.0%			$ 486,673,949

	REIT - Real Estate Investment Trust
	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at May 31, 2011
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2011, these securities amounted
	to $34,775,004 or 7.15% of net assets.
(c)	Security in default.
(d)	The Advisor has determined these securities to be illiquid.
(e)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(f)	Collateralized mortgage obligation (CMO).
(g)	Principal only bond - non income producing.
(h)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation
	currently operate under a federal conservatorship.
(i)	Zero coupon security. Payment received at maturity.
(j)	Rate shown represents the dividend rate as of August 31, 2011.
(k)	Non income producing security.
(l)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 3,449,460
		Unrealized depreciation		(14,243,712)
		Net unrealized depreciation		$ (10,794,252)

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2011 for the Fund’s assets and liabilities at fair value.

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 329,834,472	$ 1,800,000	$ 331,634,472
U.S. Government & Agency Obligations	-	515,893	-	515,893
Convertible Bonds	-	28,302,000	-	28,302,000
Auction Rate Preferred Stock	-	5,225,000	-	5,225,000
Mutual Fund	6,388,200.00	-	-	6,388,200.00
Common Stock	2,073	-	-	2,073
Preferred Stock	13,664,400	-	-	13,664,400
Money Market	59,574,105	-	-	59,574,105
Total	$ 79,628,778	$ 363,877,365	$ 1,800,000	$ 445,306,143

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Corporate Bonds	Total
Beginning Balance 5/31/11	$ 650,000	$ 650,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	1,150,000	1,150,000
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 1,800,000	$ 1,800,000

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 62.2%
	BANKS - 19.8%
300,000	BAC Capital Trust XIV (a)	5.6300	Perpetual	196,500
600,000	National City Preferred Capital Trust I (a)	12.0000	Perpetual	652,193
500,000	Nordea Bank AB (a)	8.3750	Perpetual	517,500
50,000	Regions Financial Corp.	4.8750	4/26/2013	48,625
400,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	394,112
200,000	Royal Bank Of Scotland NV (a)	0.9518	3/9/2015	158,000
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	263,625
500,000	Wells Fargo Capital XV (a)	9.7500	Perpetual	518,750
				2,749,305
	COAL - 3.1%
190,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	211,612
200,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	220,000
				431,612
	COMMERCIAL SERVICES - 3.0%
200,000	Block Financial LLC	7.8750	1/15/2013	209,832
200,000	National Money Mart Co.	10.3750	12/15/2016	209,750
				419,582
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
525,000	Goldman Sachs Capital II (a)	5.7930	Perpetual	380,625

	ELECTRIC - 2.4%
325,000	NRG Energy, Inc.	7.3750	1/15/2017	335,563

	FOREIGN GOVERNMENT - 13.3%
300,000	Venezuela Government International Bond	7.7500	10/13/2019	206,250
600,000	Venezuela Government International Bond	8.2500	10/13/2024	388,500
650,000	Venezuela Government International Bond	10.7500	9/19/2013	644,312
700,000	Venezuela Government International Bond	12.7500	8/23/2022	610,050
				1,849,112
	INSURANCE - 4.3%
800,000	Aegon NV (a)	3.1690	Perpetual	420,000
200,000	ING Capital Funding Trust III (a)	3.8458	Perpetual	172,877
				592,877

	MEDIA - 2.2%
300,000	DISH DBS Corp.	7.1250	2/1/2016	304,500

	MISCELLANEOUS MANUFACTURING - 0.4%
50,000	Bombardier Inc. (b)	7.7500	3/15/2020	54,563

	MUNICIPAL - 3.7%
250,000	Michigan Finance Authority	6.4500	2/20/2012	256,437
250,000	Michigan Finance Authority	6.6500	3/20/2012	258,005
				514,442
	OIL & GAS - 7.2%
430,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	489,663
200,000	Transocean, Inc.	4.9500	11/15/2015	215,106
200,000	Valero Energy Corp.	10.5000	3/15/2039	292,278
				997,047

	TOTAL BONDS & NOTES (Cost - $9,017,304)			8,629,228

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	CONVERTIBLE BONDS - 13.4%
	COAL - 8.9%
600,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	651,750
500,000	Peabody Energy Corp.	4.7500	12/15/2041	588,125
				1,239,875
	MACHINERY-DIVERSIFIED - 4.5%
500,000	AGCO Corp.	1.2500	12/15/2036	616,875

	TOTAL CONVERTIBLE BONDS (Cost - $1,982,625)			1,856,750

Shares
	MUTUAL FUND - 5.1%
	CONVERTIBLE FUND - 5.1%
30,000	Fidelity Convertible Securities Fund			709,800
	TOTAL MUTUAL FUND (Cost - $677,700)
		Dividend Rate (%)
	PREFERRED STOCK - 0.7%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
50,000	Federal National Mortgage Association (c,d)	8.2500		102,500
	TOTAL PREFERRED STOCK (Cost - $132,500)

	SHORT-TERM INVESTMENTS - 9.3%
	MONEY MARKET FUND - 9.3%
1,284,102	Fifth Third US Treasury Money Market Fund			1,284,102
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,284,102

	TOTAL INVESTMENTS - 90.7% (Cost - $13,094,231) (e)			$ 12,582,380
	OTHER ASSETS LESS LIABILITIES - 9.3%			1,295,718
	NET ASSETS - 100.0%			$ 13,878,098

(a)	Variable rate security; the rate shown represents the rate at August 31, 2011.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2011, these securities amounted to $975,838 or 7.03% of net assets.

(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently
	operate under a federal conservatorship.
(d)	Non-income producing.
(e)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 118,050
		Unrealized depreciation		(629,901)
		Net unrealized depreciation		$ (511,851)

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited) (Continued)

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2011 for the Fund’s assets and liabilities at fair value.

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	8,629,228	-	8,629,228
Convertible Bonds	-	1,856,750	-	1,856,750
Mutual Fund	$ 709,800	$ -	$ -	$ 709,800
Preferred Stock	102,500	-	-	102,500
Money Market	1,284,102	-	-	1,284,102
Total	$ 2,096,402	$ 10,485,978	$ -	$ 12,582,380
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/27/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/27/11